Preferred Stock (Schedule of Preferred Stock) (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, beginning of year		$ 24,389	$ 22,399
Balance, end of year		$ 17,548	$ 24,389	$ 22,399
Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued	[1]	0.8	0.8	0.8
Preferred stock, value		$ 41	$ 41	$ 41
Repurchased Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, beginning of year (in shares)	[1]	0.6	0.6	0.6
Balance, beginning of year		$ 171	$ 164	$ 157
Redemptions (in shares)	[1]	0.1	0.0	0.0
Redemptions		$ 10	$ 7	$ 7
Balance, end of year (in shares)	[1]	0.7	0.6	0.6
Balance, end of year		$ 181	$ 171	$ 164

[1]	In millions.